SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION
SEGMENT INFORMATION

18.            SEGMENT INFORMATION

The Company operates in a single reportable business segment which is comprised of the production of mono- and multi-crystalline silicon ingots, wafers, cells and related products and the subsequent assembly and marketing of solar modules, which are panels packed with interconnected solar cells that convert sunlight into electricity. The Company’s chief operating decision maker is the chief executive officer of the Company. The basis for attributing revenue from external customers to individual countries is the customers’ country of incorporation.

The following table summarizes the Company’s net sales generated from different geographic locations:

	Years ended December 31,
	2011	2012	2013
	$	$	$
Europe:
- British	8,519,521	39,687,315	211,643,719
- Germany	756,574,856	428,964,360	184,119,841
- Spain	271,071,071	16,743,839	40,628,366
- Italy	262,491,774	79,532,883	28,309,524
- Belgium	40,716,601	6,566,457	7,658,309
- Others	58,160,352	51,413,590	76,197,160
Europe Total	1,397,534,175	622,908,444	548,556,919
China	144,739,344	167,953,230	591,070,936
United States	440,298,709	331,212,387	302,269,459
Japan	2,938,481	38,564,676	147,402,872
Others	62,390,867	136,016,201	185,670,437
Total net sales	2,047,901,576	1,296,654,938	1,774,970,623

The identifiable long-lived assets of the Company are substantially located in the PRC.